Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value
As of December 31, 2025
Fair Value Measurements
Using
Level 1 Level 2 Level 3
Assets at
Fair Value
Investments in mutual funds and money market
funds $ 179,333,706 $ - $ - $ 179,333,706
Investment in First BanCorp. 5,827,990 - - 5,827,990
PCRA 42,878 - - 42,878
Total investments
at fair value
$ 185,204,574 $ - $ - $ 185,204,574
As of December 31, 2024
Fair Value Measurements
Using
Level 1 Level 2 Level 3
Assets at
Fair Value
Investments in mutual funds and money market
funds $ 151,942,286 $ - $ - $ 151,942,286
Investment in First BanCorp. 5,530,724 - - 5,530,724
PCRA 399,824 - - 399,824
Total investments
at fair value
$ 157,872,834 $ - $ - $ 157,872,834